Leases - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Arrangement Involving Legal Form Of Lease [Abstract]
Depreciation property plant and equipment	₩ 63,070
Operating lease expenses incurred		₩ 132,225
Cash outflow for leases	532,730
Increase decrease in right of use assets	426,965
Increase decrease in investment property	₩ 73,119